UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ---------------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI        2-18-00
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     83
                                            -------------------------

Form 13F Information Table Value Total:     $72,963
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


















                               Form 13F INFORMATIONAL TABLE
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    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
Telos Corporation,
  12% Cumulative Exch Pfd.     pref 87969B200  122      35000  SH        SOLE           35000
Acceptance Insurance Companies com 004308102  235      40800  SH        SOLE           40800
Advanced Communication Systems com	00750x109  191      10000  SH        SOLE	          10000
America Service Group Inc.	 com	02364L109 2007     133800  SH        SOLE	         116800  17000
Automatic Data Processing,Inc. com	053015103  840      15600  SH        SOLE	           6600   9000
Berkshire Hathaway CLB         com	084670207  518        283  SH        SOLE	            213     70
Brookdale Living
  Communities,Inc.	            com	112462106  124      10000  SH        SOLE	          10000
Charming Shoppes, Inc.	        com	161133103  616      93000  SH        SOLE           93000
Central Securities Co.         com 155123102  867      31800  SH        SOLE           31800
Champion Enterprises           com 158496109  128      15000  SH        SOLE           15000
Chemical Financial Corporation com	163731102  299       9375  SH        SOLE	           9375
Childtime Learning Centers,Inc.com	168820108  124      10000  SH        SOLE	          10000
Citigroup Inc.                 com 172967101  200       3598  SH        SOLE            1348   2250
Comerica Inc.                  com 200340107  355       7600  SH        SOLE            5100   2500
Compuware Corporation          com 205638109 1855      49800  SH        SOLE           47300   2500
Convergys Corporation          com 212485106  231       7500  SH        SOLE            7500
Countrywide Credit
  Industries, Inc.             com 222372104 2845     112675  SH        SOLE          112675
Craftmade International,Inc.	  com	22413E104  725     100000  SH        SOLE	         100000
Crown Cork & Seal Company,Inc. com	228255105  764      34150  SH        SOLE	          29150   5000
Data Research Associates,Inc.	 com	237853106 2482     310200  SH        SOLE	         302200   8000
Emerson Electric Co.           com	291011104  361       6300  SH        SOLE	           2300   4000
Forest Oil Corporation         com	346091606  651      49400  SH        SOLE	          39400  10000
Freddie Mac                    com	313400301  202       4300  SH        SOLE	           3500    800
Gainsco, Inc.                  com	363127101  	81      15000  SH        SOLE	          15000
Gardner Denver, Inc.           com	365558105  417      25000  SH        SOLE	          25000
Golden Star Resources Ltd.     com	38119t104  186     198500  SH        SOLE	         198500
Greif Bros. Corporation -
  Class A                      com	397624107  283       9500  SH        SOLE            9500
Griffon Corporation            com	398433102 1320     169000  SH        SOLE          169000
HMI Industries Inc.            com	404238107	  53      50000  SH        SOLE	          50000
Helen of Troy Limited          com	G4388N106  145      20000  SH        SOLE	          20000
Home Depot Incorporated        com 437076102  206       2997  SH        SOLE               0    2997
I. Gordon Corporation          com	382784106  151      16499  SH        SOLE	          16499
Impath Inc.                    com	45255g101  239       9400  SH        SOLE	           9400
Inco Limited - Class VBN       com	453258709 1975     227300  SH        SOLE	         227300
Input/Output, Inc.             com	457652105 6245    1233600  SH        SOLE	        1188600   45000
K-Swiss Inc. - Class A         com	482686102  765      41200  SH        SOLE	          31700    9500
Kaydon Corporation             com 486587108 1030      38400  SH        SOLE	          29400    9000
La-Z-Boy Incorporated          com 505336107  462      27500  SH        SOLE           27500
Leucadia National Corporation  com	527288104  652      28200  SH        SOLE	          18200   10000
Littelfuse, Inc.               com	537008104  937      38600  SH        SOLE           33600   5000
LoJack Corporation             com	539451104  169      25000  SH        SOLE           25000
Malan Realty Investors, Inc.	  com	561063108 6344     474300  SH        SOLE	         446300  28000
Manor Care Inc.                com 564055101  238      14850  SH        SOLE            9850   5000
Maritrans Inc.                 com	570363101  269      50000  SH        SOLE	          50000
Mechanical Dynamics, Inc.      com	583521109  256      50000  SH        SOLE           50000
Miami Computer Supply Corp.    com 593261100  371      10000  SH        SOLE	          10000
Microsoft Corporation          com 594918104  235       2010  SH        SOLE              10   2000
NCR Corporation                com 62886e108  903      23850  SH        SOLE           23850
National Data Corporation      com 629305103  417      12300  SH        SOLE           11500    800
Nautica Enterprises, Inc.      com	639089101  344      30400  SH        SOLE	          25400   5000
Newmont Mining Corporation     com 651639106  510      20800  SH        SOLE           17800   3000
Nobel Learning
  Communities, Inc.            com	654889104  145      20000  SH        SOLE	          20000
NOVA Corporation               com	669784100  312       9900  SH        SOLE	           9900
Oglebay Norton Company         com 677007106  594      25000  SH        SOLE           25000
Ottawa Financial Corporation   com	689389104 4944     272793  SH        SOLE	         245193  27600
PICO Holdings, Inc.            com 693366205  643      52200  SH        SOLE           52200
Patterson Energy, Inc.         com 703414102  650      50000  SH        SOLE           50000
Perceptron, Inc.               com	71361F100  495     123850  SH        SOLE	         113850  10000
Providence and Worcester
  Railroad Company             com	743737108  200      25000  SH        SOLE           25000
Queensway Financial
  Holdings Limited             com 747931103  335     100000  SH        SOLE          100000
Quest Education Corporation    com	281490102   99      11300  SH        SOLE           11300
RSA Security Inc.              com 749719100 1930      24900  SH        SOLE           21900   3000
Rainbow Technologies, Inc.     com	750862104 1814      78000  SH        SOLE           78000
Royce Focus Trust              com 78080N108 1180     250000  SH        SOLE          250000
Royce Micro-Cap Trust, Inc.    com	780915104  193      21438  SH        SOLE	          21438
SPSS Inc.                      com 78462K102 6161     244000  SH        SOLE          235500   8500
STERIS Corporation             com 859152100 1125     109800  SH        SOLE          106800   3000
Santa Fe Snyder Corporation    com 802012104  652      81500  SH        SOLE           72500   9000
Schuler Homes, Inc.            com 808188106  195      30000  SH        SOLE           30000
Servicemaster Inc.             com 81760n109  123      10000  SH        SOLE           10000
Sevenson Environmental
  Services, Inc.               com	818063109  475      50000  SH        SOLE           50000
Strayer Education, Inc.        com	863236105  198      10000  SH        SOLE           10000
Stryker Corp.                  com 863667101  265       3800  SH        SOLE             800   3000
Texas Instruments Inc.         com 882508104  338       3500  SH        SOLE	              0    3500
The Good Guys, Inc.            com 382091106  186      20000  SH        SOLE           20000
The Morgan Group, Inc.
  - Class A                    com	617358106  776     135000  SH        SOLE	         135000
Thomas Nelson Inc.             com	640376109 2537     274300  SH        SOLE	         274300
Unico American Corporation     com 904607108 1372     196000  SH        SOLE	         196000
Universal Electronics Inc.     com	913483103 1610      35000  SH        SOLE           35000
Velcro Industries N.V.         com 922571104  657      54500  SH        SOLE           54500
Weyco Group, Inc.              com	962149100  514      20000  SH        SOLE           20000
Whitman Education Group, Inc.	 com	966524100  206      75000  SH        SOLE           75000
X-Rite, Incorporated           com	983857103   94      15000  SH        SOLE	          15000

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